Cost of sales	12 Months Ended
Dec. 31, 2021
Cost of sales
Cost of sales

13. Cost of sales

Cost of sales includes personnel expenses, cost of material, purchased services, cost for finished goods and allocated indirect costs related to production.

COST OF SALES

	Year Ended December 31,
	2021	2020	2019

	(€ in thousands)
Personnel expenses	(4,563)	(4,594)	(5,583)
Material costs	(7,744)	(6,559)	(6,796)
Depreciation	(1,983)	(2,158)	(2,686)
Other expenses	(1,735)	(1,502)	(2,382)
Allowance for slow-moving inventory	(851)	1	21
Total	(16,876)	(14,812)	(17,426)

In 2021, other expenses primarily consisted of expenses related to insurances (kEUR 306), cost of maintenance (kEUR 283), travel expenses (kEUR 177), rental and building expenses (kEUR 38) and license fees (kEUR 30).

In 2020, other expenses primarily consisted of expenses related to insurances (kEUR 283), cost of maintenance (kEUR 208), travel expenses (kEUR 171), rental and building expenses (kEUR 104) and license fees (kEUR 53).

In 2019, other expenses primarily consisted of cost of maintenance (kEUR 535), travel expenses (kEUR 312), expenses related to insurances (kEUR 269) rental and building expenses (kEUR 149) and license fees (kEUR 57).